LOANS TO JOINT VENTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Balance	$ 0	$ 0
Amount written off	0	(70)
Balance	0	0
Joint ventures where entity is venturer [member]
Disclosure of joint ventures [line items]
Balance	1,680	10,667
Loss allowance reversed in profit or loss during the year on changes in credit risk	(128)	(2,540)
Amount written off	0	(6,447)
Balance	$ 1,552	$ 1,680